Earnings per share - Schedule of result attributable to ordinary shares (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Earnings per share [abstract]
Result for the period (in USD)	$ 51,766,350	$ 679,620,307
Weighted average number of ordinary shares (in shares)	194,216,835	197,886,375	194,216,835
Basic earnings per share (in dollars per share)	$ 0.27	$ 3.43